Expense Example (Invesco V.I. Diversified Income Fund, Series I shares, Invesco V.I. Diversified Income Fund, USD $)	12 Months Ended
May 02, 2011
Invesco V.I. Diversified Income Fund | Series I shares, Invesco V.I. Diversified Income Fund
Example
Expense Example, By Year, Column [Text]	Series I
1 Year	$ 77
3 Years	371
5 Years	686
10 Years	$ 1,582